Share-Based Compensation	6 Months Ended
Jun. 30, 2025
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

NOTE 10 — SHARE-BASED COMPENSATION

We have established a Global Share Incentive Plan (the “Incentive Plan”) for the purpose of providing share-based compensation as incentives and rewards to employees and consultants. As of June 30, 2025, the Incentive Plan has reserved 44,400,984 shares for share-based awards. The Incentive Plan may issue share-based awards in the form of equity options (“Share Options”), restricted share units (“RSUs”), and restricted share awards (“RSAs”).

Our share-based awards generally vest in accordance with the following schedule:

●	50% at the second anniversary of the grant date

●	25% at the third anniversary of the grant date

●	25% at the fourth anniversary of the grant date

Vesting commences on the grant date. Upon termination of employment, unvested share-based awards are subject to forfeiture. The share-based awards are not transferable and may not be sold, pledged or otherwise transferred, and grantees are not entitled to vote the restricted shares or receive dividends paid on the restricted shares.

Share Options

For the six months ended June 30, 2025 and 2024, we granted 805,889 and 3,539,627 Share Options, respectively, to employees with a weighted average grant-date fair value of $9.49 and $6.55 per option, respectively. We estimated the fair value of the Share Options on the date of grant using the Black-Scholes option pricing model. The following are the significant assumptions used in the model:

	For the Six Months Ended June 30,
	2025	2024
Dividend yield	0%	0%
Risk-free interest rate	1.62%	2.26%
Expected volatility(1)	35.50%	60%
Expected term	2.75 years	2.75 years

(1)	Expected volatility of the underlying ordinary shares of the Company was estimated based on the average historical volatility of comparable companies for the period before grant date with time frames equal to the life of the options.

A summary of the Share Option activity for the six months ended June 30, 2025 is as follows:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
			(in Years)
Outstanding at January 1, 2025	32,490,744	$0.13	5.26	$304,071,390
Granted	805,889	$0.14
Exercised	–	$–
Cancelled/forfeited	(238,868)	$0.13
Outstanding at June 30, 2025	33,057,765	$0.13	4.87	$390,846,567

Exercisable at June 30, 2025	27,483,124	$0.13	4.20	$324,936,827

As of June 30, 2025, unrecognized compensation expense related to Share Options was $14,625,203 and expected to be recognized over a weighted-average period of 1.18 years.

The following is a summary of the non-vested Share Option activity for the six months ended June 30, 2025:

	Options	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2025	6,808,475	$5.21
Granted	805,889	$9.49
Vested	(1,914,905)	$3.68
Exercised	–	$–
Cancelled/forfeited	(124,823)	$5.61
Non-vested at June 30, 2025	5,574,636	$6.35

The total fair value of options vested during the six months ended June 30, 2025 was $7,056,266.

A summary of the Share Option activity for the six months ended June 30, 2024 is as follows:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
			(in Years)
Outstanding at January 1, 2024	30,838,928	$0.14	5.98	$201,186,310
Granted	3,539,627	$0.14
Exercised	(436,074)	$0.14
Cancelled/forfeited	(407,990)	$0.14
Outstanding at June 30, 2024	33,534,491	$0.13	5.84	$375,712,877

Exercisable at June 30, 2024	23,620,196	$0.13	4.79	$264,635,351

There were 436,074 options exercised for proceeds of $48,700 during the six months ended June 30, 2024.

As of June 30, 2024, unrecognized compensation expense related to Share Options was $26,786,156 and expected to be recognized over a weighted-average period of 1.09 years.

The following is a summary of the non-vested Share Option activity for the six months ended June 30, 2024:

	Options	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2024	9,700,553	$4.19
Granted	3,539,627	$6.55
Vested	(2,779,542)	$3.81
Exercised	(148,434)	$4.41
Cancelled/forfeited	(397,909)	$4.66
Non-vested at June 30, 2024	9,914,295	$5.11

The total fair value of options vested during the six months ended June 30, 2024 was $10,592,175.

Restricted Share Units (“RSUs”)

We granted 648,510 and 2,711,130 of RSUs during the six months ended June 30, 2025 and 2024, respectively. We used an independent fair value specialist to assist us with estimating the fair value of our ordinary shares on the grant date. The fair value used for RSUs granted during the six months ended June 30, 2025 and 2024 was $9.55 and $6.72, respectively.

A summary of the Restricted Share Unit activity for the six months ended June 30, 2025, is as follows:

	RSUs	Weighted Average Grant-Date Fair Value
Outstanding at January 1, 2025	7,694,425	$5.21
Granted	648,510	$9.55
Cancelled/forfeited	(296,458)	$4.48
Outstanding at June 30, 2025	8,046,477	$5.59

As of June 30, 2025, the total unrecognized compensation expense related to RSUs was $12,528,620 and expected to be recognized over a weighted average period of approximately 1.11 years.

A summary of the Restricted Share Unit activity for the six months ended June 30, 2024, is as follows:

	RSUs	Weighted Average Grant-Date Fair Value
Outstanding at January 1, 2024	5,006,247	$4.38
Granted	2,711,130	$6.72
Cancelled/forfeited	(38,891)	$6.01
Outstanding at June 30, 2024	7,678,486	$5.18

As of June 30, 2024, the total unrecognized compensation expense related to RSUs was $18,340,389 and expected to be recognized over a weighted average period of approximately 1.39 years.

The following is a summary of the non-vested Restricted Share Unit activity for the six months ended June 30, 2025:

	RSUs	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2025	4,211,661	$5.97
Granted	648,510	$9.55
Vested	(473,761)	$5.07
Cancelled/forfeited	(70,965)	$6.13
Non-vested at June 30, 2025	4,315,445	$6.60

The total fair value of RSUs vested during the six months ended June 30, 2025, was $2,404,036.

The following is a summary of the non-vested Restricted Share Unit activity for the six months ended June 30, 2024:

	RSUs	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2024	3,668,839	$4.86
Granted	2,711,130	$6.72
Vested	(941,877)	$5.21
Cancelled/forfeited	(38,891)	$6.01
Non-vested at June 30, 2024	5,399,201	$5.69

The total fair value of RSUs vested during the six months ended June 30, 2024, was $4,907,179.

Restricted Share Award (“RSAs”)

On January 1, 2024, we granted 496,219 immediately vested RSAs with a weighted average grant-date fair value of $6.66. We granted 2,401,884 RSAs with a weighted average grant-date fair value of $9.61 during the six months ended June 30, 2025. A summary of the Restricted Share Award activity for the six months ended June 30, 2025, is as follows:

	RSAs	Weighted Average Grant-Date Fair Value
Outstanding at January 1, 2025	5,678,012	$3.18
Granted	2,401,884	$9.61
Cancelled/forfeited	–	$–
Outstanding at June 30, 2025	8,079,896	$5.09

As of June 30, 2025, there was no unrecognized compensation expense related to RSAs.

A summary of the Restricted Share Award activity for the six months ended June 30, 2024, is as follows:

	RSAs	Weighted Average Grant-Date Fair Value
Outstanding at January 1, 2024	5,181,794	$2.85
Granted	496,219	$6.66
Cancelled/forfeited	–	$–
Outstanding at June 30, 2024	5,678,013	$3.19

As of June 30, 2024, the total unrecognized compensation expense related to RSAs was $779,439 and expected to be recognized over a weighted average period of approximately 0.67 years.

A summary of the non-vested Restricted Share Award activity for the six months ended June 30, 2025, is as follows:

	RSAs	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2025	1,295,450	$2.85
Granted	2,401,884	$9.61
Vested	(3,697,334)	$7.24
Cancelled/forfeited	–	$–
Non-vested at June 30, 2025	–	$–

The total fair value of RSAs vested during the six months ended June 30, 2025 was $26,768,054.

A summary of the non-vested Restricted Share Award activity for the six months ended June 30, 2024, is as follows:

	RSAs	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2024	2,590,904	$2.85
Granted	496,219	$6.66
Vested	(1,791,669)	$3.91
Cancelled/forfeited	–	$–
Non-vested at June 30, 2024	1,295,454	$2.85

The total fair value of RSAs vested during the six months ended June 30, 2024 was $7,000,507.

Compensation Expense Allocation

We recognized compensation expense from share-based awards in the amount of $26,969,402 and $35,038,447 for the three and six months ended June 30, 2025, respectively. For the three and six months ended June 30, 2024, we recognized compensation expense from share-based awards in the amount of $8,474,119 and 20,610,934, respectively. We use the graded vesting method of attribution, and we account for forfeitures as they occur. The compensation expense was recorded in the condensed consolidated statements of operations and comprehensive loss for the three and six months ended June 30, 2025 and 2024 as follows:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2025	2024	2025	2024
General and administrative	$24,802,131	$5,751,079	$31,062,124	$15,124,647
Technology and development	1,586,014	2,225,770	3,084,857	4,462,998
Marketing and branding	581,257	497,270	891,466	1,023,289
Total	$26,969,402	$8,474,119	$35,038,447	$20,610,934

We did not recognize a tax benefit related to share-based compensation for the three and six months ended June 30, 2025 and 2024.